Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.195	$ 0.165	$ 0.39	$ 0.33
Average number of shares eligible for dividend	454,133	453,933	454,116	453,878
Total dividends declared	$ 88,556	$ 74,899	$ 177,105	$ 149,780